Net Loss Per Share (Details) - Schedule of computation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to ordinary shareholders	$ (39,148)	$ (19,671)	$ (67,461)	$ (42,613)	$ (80,963)	$ (115,479)	$ (100,033)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	617,880	617,880	617,880	617,880	617,880	617,880	617,880
Basic and diluted net loss per share	$ (63.36)	$ (31.84)	$ (109.18)	$ (68.97)	$ (131.03)	$ (186.9)	$ (161.9)